Total revenues - Revenue by collaboration and by category of revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	€ 239,724,000	€ 241,249,000	€ 234,384,000
Total net revenues	239,724,000	241,249,000	234,384,000
Collaboration revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	230,242,000	230,423,000	230,582,000
Reimbursement income		56,000
Royalties	9,482,000	10,770,000	3,801,000
Gilead collaboration agreement for drug discovery platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	230,200,000
Royalties	9,500,000
Gilead collaboration agreement for drug discovery platform | Gilead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	230,242,000	230,423,000	230,582,000
Novartis collaboration agreement for MOR106 | Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income		56,000
Gilead royalties on Jyseleca | Gilead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	9,466,000	10,726,000	3,757,000
Other royalties | Other segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	€ 16,000	€ 44,000	€ 43,000